Segmented Reporting - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 7,844	$ 7,780
Purchased power	3,652	3,724
Operation, maintenance and administration	1,354	1,258
Depreciation, amortization and asset removal costs	996	966
Income (loss) before financing charges and income tax expense	1,842	1,832
Capital investments	2,531	2,132
Total assets	32,852	31,457
Total goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	2,214	2,077
Purchased power	0	0
Operation, maintenance and administration	499	445
Depreciation, amortization and asset removal costs	526	509
Income (loss) before financing charges and income tax expense	1,189	1,123
Capital investments	1,493	1,209
Total assets	19,819	18,778
Total goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,582	5,660
Purchased power	3,652	3,724
Operation, maintenance and administration	765	739
Depreciation, amortization and asset removal costs	460	448
Income (loss) before financing charges and income tax expense	705	749
Capital investments	1,015	899
Total assets	12,696	11,893
Total goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	48	43
Purchased power	0	0
Operation, maintenance and administration	90	74
Depreciation, amortization and asset removal costs	10	9
Income (loss) before financing charges and income tax expense	(52)	(40)
Capital investments	23	24
Total assets	$ 337	$ 786